BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of November 1, 2017, the date of acquisition:

	RMB	US$
Purchase consideration	25,980	3,993

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133	329
Intangible assets	4,994	767
Trademark	1,693	260
Student base	2,962	455
Franchise agreements	339	52
Deferred tax liabilities	(1,235)	(190)
Deferred revenue and customer advances	(10,663)	(1,639)
Goodwill	30,751	4,726